Financial Instruments / Risk Management - Additional Information (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Listed price of warrants percentage	5.00%
Lower/higher of net loss	SFr 0.7	SFr 1.0